Venezuelan operations	12 Months Ended
Dec. 31, 2021
Venezuelan Operations [Abstract]
Venezuelan operations	Venezuelan operations

The Company conducts business in Venezuela where currency restrictions have been in place for several years under different currency exchange regulations. Although during 2019, the Central Bank of Venezuela loosen those restrictions by permitting financial institution to participate as intermediaries in foreign currency operations, the Company’s ability to immediately access cash through repatriations continues to be limited.

Revenues and operating loss of the Venezuelan operations were $8,337 and $4,239, respectively, for fiscal year 2021; $4,494 and $7,712, respectively, for fiscal year 2020; and $10,184 and $8,240, respectively, for fiscal year 2019.

As of December 31, 2021, the Company did not have a material monetary position, which would be subject to remeasurement in the event of further changes in the exchange rate. In addition, Venezuela’s non-monetary assets were $10.1 million (mainly fixed assets).

In addition to exchange controls, the Venezuelan market is subject to price controls. The Venezuelan government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. However, the Company was able to increase prices during the fiscal year ended December 31, 2021.
During August 2021, the Government announced the removal of six zeros from the Sovereign Bolivar (VES), effective October 1, 2021.
The Company’s Venezuelan operations, continue to be impacted by country’s macroeconomic volatility, including the ongoing highly inflationary environment. Additionally, the operations would be further affected by more stringent controls on foreign currency exchange, pricing, payments, profits or imports; the continued migration or the high level of unemployment. The Company continues to closely monitor developments in this dynamic environment, to assess evolving business risks and actively manage its operations in Venezuela.